Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Available for Sale Securities

Investments consisted of available-for-sale securities as follows (in thousands):

	Amortized	Gross unrealized	Gross unrealized	Fair
	Cost	gains	losses	Value
	(in thousands)
Type of security as of September 30, 2014
Negotiable certificates of deposit maturing in one year or less	$9,065	$—	$13	$9,052
Negotiable certificates of deposit maturing after one year through two years	980	—	2	978

Total available-for-sale securities	$10,045	$—	$15	$10,030

Securities available-for-sale consisted of the following for the date indicated:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
December 31, 2012
Negotiable certificates of deposit	$5,620	$—	$—	$5,620